Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets.
Summary of intangible assets

							Advances for
			Computer	Customer			intangibles, CIP
Cost:	Goodwill	Licenses	Software	relationships	Trade marks	Contract rights	and others	Total
Balance as of December 31, 2016	6,285	284	910	5,338	216	295	112	13,440
Additions	—	—	244	—	—	—	240	484
Transfer between groups	—	—	54	—	—	—	(54)	—
Disposals	—	(101)	(125)	(12)	—	(295)	(99)	(632)
Balance as of December 31, 2017	6,285	183	1,083	5,326	216	—	199	13,292
Additions	—	—	279	—	—	—	106	385
Additions from business combinations (Note 6)	93	—	166	88	139	—	(149)	337
Transfer between groups	—	—	31	—	—	—	(31)	—
Disposals	—	—	(205)	—	—	—	(19)	(224)
Balance as of December 31, 2018	6,378	183	1,354	5,414	355	—	106	13,790

Accumulated Amortization:
Balance as of December 31, 2016	—	(59)	(436)	(1,536)	(90)	(295)	(2)	(2,418)
Amortization charge	—	(42)	(220)	(286)	(36)	—	(6)	(590)
Impairment	—	—	—	(8)	—	—	(96)	(104)
Disposals	—	101	120	12	2	295	97	627
Balance as of December 31, 2017	—	—	(536)	(1,818)	(124)	—	(7)	(2,485)
Amortization charge	—	—	(245)	(289)	(43)	—	(3)	(580)
Impairment	—	—	(4)	—	—	—	(19)	(23)
Disposals	—	—	125	—	—	—	19	144
Balance as of December 31, 2018	—	—	(660)	(2,107)	(167)	—	(10)	(2,944)
Net book value
As of December 31, 2016	6,285	225	474	3,802	126	—	110	11,022
As of December 31, 2017	6,285	183	547	3,508	92	—	192	10,807
As of December 31, 2018	6,378	183	694	3,307	188	—	96	10,846